Components of Income Before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
PRC, excluding Hong Kong	$ (6,759)	$ (2,106)	$ (577)
Hong Kong and other jurisdictions	10,703	(7,428)	(12,581)
(Loss) income before income tax	$ 3,944	$ (9,534)	$ (13,158)